Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/ Principal	Fair Value
Common Stocks - 98.7%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. *	1,584	$183,348
Curtiss-Wright Corp.	487	67,771
HEICO Corp.	7,531	1,084,313
HEICO Corp., Class A	6,943	795,807
Lockheed Martin Corp.	815	314,826
		2,446,065
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	6,132	590,573
Expeditors International of Washington, Inc.	7,558	667,447
		1,258,020
Airlines - 0.0%†
Delta Air Lines, Inc. *	2,423	67,989

Auto Components - 0.4%
Aptiv PLC *	7,336	573,748
Lear Corp.	2,765	330,943
		904,691
Banks - 0.1%
Huntington Bancshares, Inc.	2,092	27,572
Mid Penn Bancorp., Inc.	1	29
SVB Financial Group *	518	173,934
		201,535
Beverages - 0.9%
Brown-Forman Corp., Class B	25,454	1,694,473
PepsiCo, Inc.	2,338	381,702
		2,076,175
Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc. *	8,690	1,739,391
Blueprint Medicines Corp. *	2,842	187,259
Exact Sciences Corp. *	11,333	368,209
Exelixis, Inc. *	30,399	476,656
Horizon Therapeutics PLC *	18,226	1,128,007
Incyte Corp. *	14,012	933,760
Ionis Pharmaceuticals, Inc. *	7,257	320,977
Natera, Inc. *	7,508	329,001
Neurocrine Biosciences, Inc. *	6,671	708,527
Novavax, Inc. *	8,312	151,278
Sarepta Therapeutics, Inc. *	5,211	576,024
Seagen, Inc. *	11,988	1,640,318
Ultragenyx Pharmaceutical, Inc. *	8,297	343,579
Verve Therapeutics, Inc. *	568	19,511
		8,922,497
Building Products - 2.5%
A O Smith Corp.	5,649	274,428
Allegion PLC	7,957	713,584
Builders FirstSource, Inc. *	4,074	240,040
Carlisle Cos., Inc.	529	148,337
Fortune Brands Home & Security, Inc.	32,849	1,763,663
Masco Corp.	13,833	645,863

	Shares/ Principal	Fair Value

Building Products (continued)
Owens Corning	7,868	$618,504
Trane Technologies PLC	8,372	1,212,349
		5,616,768
Capital Markets - 1.9%
Ameriprise Financial, Inc.	1,253	315,693
Bank of New York Mellon Corp. (The)	7,685	296,026
FactSet Research Systems, Inc.	1,250	500,137
LPL Financial Holdings, Inc.	4,293	937,935
MarketAxess Holdings, Inc.	3,153	701,511
Morningstar, Inc.	161	34,184
MSCI, Inc.	3,116	1,314,298
Northern Trust Corp.	465	39,785
Raymond James Financial, Inc.	1,611	159,199
		4,298,768
Chemicals - 2.7%
Albemarle Corp.	3,743	989,799
Amyris, Inc. *	11,279	32,935
CF Industries Holdings, Inc.	14,398	1,385,808
Corteva, Inc.	2,718	155,334
Ecolab, Inc.	5,270	761,093
FMC Corp.	14,652	1,548,716
Ginkgo Bioworks Holdings, Inc. *	18,390	57,377
Mosaic Co. (The)	6,716	324,584
PPG Industries, Inc.	4,731	523,674
Valvoline, Inc.	13,488	341,786
		6,121,106
Commercial Services & Supplies - 2.2%
Cintas Corp.	5,882	2,283,334
Copart, Inc. *	14,827	1,577,593
Rollins, Inc.	936	32,460
Tetra Tech, Inc.	8,183	1,051,761
		4,945,148
Communications Equipment - 0.3%
Arista Networks, Inc. *	5,221	589,399
Juniper Networks, Inc.	1,409	36,803
		626,202
Construction & Engineering - 0.5%
AECOM	13,676	935,028
Valmont Industries, Inc.	448	120,342
		1,055,370
Construction Materials - 0.3%
Vulcan Materials Co.	4,645	732,563
Consumer Finance - 1.3%
Ally Financial, Inc.	1,342	37,348
American Express Co.	15,140	2,042,537
Capital One Financial Corp.	3,612	332,918
Discover Financial Services	1,701	154,655
Synchrony Financial	14,391	405,682
		2,973,140

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Containers & Packaging - 0.5%
Avery Dennison Corp.	2,628	$427,576
Crown Holdings, Inc.	3,814	309,048
Sealed Air Corp.	9,294	413,676
		1,150,300
Distributors - 0.2%
Pool Corp.	1,613	513,273
Diversified Consumer Services - 0.4%
H&R Block, Inc.	21,836	928,903
Diversified Financial Services - 0.5%
Voya Financial, Inc.	18,599	1,125,239
Electrical Equipment - 0.7%
AMETEK, Inc.	2,608	295,773
Generac Holdings, Inc. *	5,407	963,203
Plug Power, Inc. *	2,236	46,978
Rockwell Automation, Inc.	1,608	345,897
		1,651,851
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp., Class A	18,480	1,237,421
Arrow Electronics, Inc. *	4,093	377,333
CDW Corp.	11,281	1,760,738
Flex Ltd. *	14,921	248,584
Jabil, Inc.	13,308	768,005
Keysight Technologies, Inc. *	5,047	794,196
Zebra Technologies Corp., Class A *	776	203,320
		5,389,597
Energy Equipment & Services - 0.7%
Basic Energy Services, Inc. *	394	0
Halliburton Co.	54,141	1,332,951
Parker Drilling Co. *	2	13
Patterson-UTI Energy, Inc.	1,569	18,326
Schlumberger NV	3,921	140,764
Valaris PLC *	2,253	0
		1,492,054
Entertainment - 2.1%
Live Nation Entertainment, Inc. *	9,214	700,632
ROBLOX Corp., Class A *	31,245	1,119,821
Roku, Inc. *	6,069	342,292
Skillz, Inc. *	20,133	20,536
Spotify Technology SA *	13,292	1,147,100
Take-Two Interactive Software, Inc. *	6,773	738,257
Warner Bros Discovery, Inc. *	58,961	678,051
		4,746,689
Equity Real Estate Investment - 2.4%
Equity LifeStyle Properties, Inc.	6,064	381,062
Essex Property Trust, Inc.	529	128,140
Extra Space Storage, Inc.	1,506	260,101
Lamar Advertising Co., Class A	6,159	508,056
Prologis, Inc.	1,111	112,877

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
SBA Communications Corp.	3,359	$956,139
Simon Property Group, Inc.	35,165	3,156,059
		5,502,434
Food & Staples Retailing - 0.2%
BJ's Wholesale Club Holdings, Inc. *	4,661	339,367
Performance Food Group Co. *	3,164	135,894
		475,261
Food Products - 1.3%
Hershey Co. (The)	12,754	2,811,874
Lamb Weston Holdings, Inc.	2,867	221,849
		3,033,723
Health Care Equipment & Supplies - 4.1%
ABIOMED, Inc. *	3,210	788,569
Align Technology, Inc. *	3,515	727,992
Bausch + Lomb Corp. *	27,194	417,156
Boston Scientific Corp. *	4,698	181,954
Dexcom, Inc. *	24,845	2,001,016
IDEXX Laboratories, Inc. *	7,640	2,489,112
Insulet Corp. *	4,168	956,139
Masimo Corp. *	2,193	309,564
Novocure Ltd. *	5,896	447,978
Penumbra, Inc. *	2,222	421,291
ResMed, Inc.	2,006	437,910
Tandem Diabetes Care, Inc. *	1,097	52,491
		9,231,172
Health Care Providers & Services - 2.1%
agilon health, Inc. *	4,286	100,378
AmerisourceBergen Corp.	17,038	2,305,752
Cigna Corp.	4,029	1,117,927
Guardant Health, Inc. *	4,753	255,854
Molina Healthcare, Inc. *	2,964	977,646
		4,757,557
Health Care Technology - 1.2%
Teladoc Health, Inc. *	29,698	752,844
Veeva Systems, Inc., Class A *	11,764	1,939,649
		2,692,493
Hotels, Restaurants & Leisure - 4.8%
Boyd Gaming Corp.	3,461	164,917
Caesars Entertainment, Inc. *	10,542	340,085
Chipotle Mexican Grill, Inc. *	1,871	2,811,664
Choice Hotels International, Inc.	9,096	996,194
Darden Restaurants, Inc.	9,221	1,164,797
Domino's Pizza, Inc.	2,613	810,553
DraftKings, Inc., Class A *	25,518	386,342
Expedia Group, Inc. *	6,571	615,637
Hilton Worldwide Holdings, Inc.	8,342	1,006,212
Norwegian Cruise Line Holdings Ltd. *	4,846	55,050
Travel + Leisure Co.	53,017	1,808,940
Wendy's Co. (The)	4,411	82,442

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	7,903	$484,849
		10,727,682
Household Durables - 0.8%
NVR, Inc. *	257	1,024,680
PulteGroup, Inc.	7,835	293,812
TopBuild Corp. *	3,025	498,460
		1,816,952
Household Products - 0.1%
Church & Dwight Co., Inc.	4,004	286,046
Colgate-Palmolive Co.	801	56,270
		342,316
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	43,091	904,911
Insurance - 0.7%
Alleghany Corp. *	120	100,724
Allstate Corp. (The)	562	69,986
Brown & Brown, Inc.	1,214	73,423
Everest Re Group Ltd.	872	228,848
Marsh & McLennan Cos., Inc.	5,190	774,815
Travelers Cos., Inc. (The)	1,816	278,211
		1,526,007
Interactive Media & Services - 1.2%
Match Group, Inc. *	9,298	443,980
Snap, Inc., Class A *	28,810	282,914
Twitter, Inc. *	36,337	1,593,014
ZoomInfo Technologies, Inc. *	11,683	486,714
		2,806,622
Internet & Direct Marketing Retail - 0.9%
DoorDash, Inc., Class A *	12,145	600,570
eBay, Inc.	24,821	913,661
Etsy, Inc. *	4,394	439,971
Wayfair, Inc., Class A *	2,119	68,974
		2,023,176
IT Services - 5.5%
Automatic Data Processing, Inc.	854	193,166
Broadridge Financial Solutions, Inc.	9,176	1,324,280
Cloudflare, Inc., Class A *	16,416	907,969
Cognizant Technology Solutions Corp., Class A	4,714	270,772
EPAM Systems, Inc. *	3,305	1,197,038
Euronet Worldwide, Inc. *	1,353	102,503
FleetCor Technologies, Inc. *	3,086	543,661
Gartner, Inc. *	10,850	3,002,087
Genpact Ltd.	2,400	105,048
GoDaddy, Inc., Class A *	3,630	257,294
MongoDB, Inc. *	3,905	775,377
Okta, Inc. *	7,707	438,297
Paychex, Inc.	24,035	2,696,967
StoneCo Ltd., Class A *	8,469	80,710

	Shares/ Principal	Fair Value

IT Services (continued)
Switch, Inc., Class A	2,253	$75,904
Twilio, Inc., Class A *	2,485	171,813
WEX, Inc. *	663	84,161
Wix.com Ltd. *	1,477	115,546
		12,342,593
Leisure Products - 0.3%
Mattel, Inc. *	31,021	587,538
Life Sciences Tools & Services - 5.6%
Adaptive Biotechnologies Corp. *	18,777	133,692
Agilent Technologies, Inc.	31,098	3,779,962
Avantor, Inc. *	22,102	433,199
Bio-Techne Corp.	1,110	315,240
Bruker Corp.	13,556	719,281
IQVIA Holdings, Inc. *	9,243	1,674,277
Mettler-Toledo International, Inc. *	1,931	2,093,436
Repligen Corp. *	1,353	253,160
Syneos Health, Inc. *	6,410	302,231
Waters Corp. *	4,618	1,244,690
West Pharmaceutical Services, Inc.	6,761	1,663,747
		12,612,915
Machinery - 1.6%
AGCO Corp.	3,333	320,535
Allison Transmission Holdings, Inc.	6,903	233,045
Briggs & Stratton Corp. *	1,081	0
Donaldson Co., Inc.	10,806	529,602
Graco, Inc.	2,956	177,212
Otis Worldwide Corp.	3,683	234,975
PACCAR, Inc.	2,480	207,551
Snap-on, Inc.	790	159,067
Timken Co. (The)	13,261	782,930
Xylem, Inc.	10,090	881,462
		3,526,379
Media - 1.5%
Fox Corp., Class A	46,473	1,425,792
Nexstar Media Group, Inc.	1,396	232,923
Trade Desk, Inc. (The), Class A *	28,590	1,708,252
		3,366,967
Metals & Mining - 0.1%
Steel Dynamics, Inc.	2,153	152,755
Multiline Retail - 0.2%
Dollar Tree, Inc. *	288	39,197
Nordstrom, Inc.	2,853	47,731
Target Corp.	2,027	300,786
		387,714
Multi-Utilities - 0.2%
DTE Energy Co.	4,343	499,662
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. *	2,543	77,638
Cheniere Energy, Inc.	2,539	421,245

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.	1,909	$127,540
Devon Energy Corp.	35,751	2,149,708
Diamondback Energy, Inc.	5,370	646,870
EOG Resources, Inc.	1,731	193,405
Hess Corp.	10,819	1,179,163
Marathon Petroleum Corp.	1,285	127,639
Ovintiv, Inc.	25,257	1,161,822
Range Resources Corp.	7,636	192,885
Targa Resources Corp.	22,474	1,356,081
Texas Pacific Land Corp.	255	453,194
		8,087,190
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	176	37,999
Olaplex Holdings, Inc. *	8,837	84,393
		122,392
Pharmaceuticals - 0.1%
Eli Lilly & Co.	867	280,344
Professional Services - 1.7%
ASGN, Inc. *	1,583	143,056
Booz Allen Hamilton Holding Corp.	14,927	1,378,508
CoStar Group, Inc. *	5,925	412,676
KBR, Inc.	24,090	1,041,170
Robert Half International, Inc.	10,761	823,217
		3,798,627
Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	8,525	575,523
Zillow Group, Inc., Class A *	4,793	137,224
Zillow Group, Inc., Class C *	6,909	197,666
		910,413
Road & Rail - 1.8%
JB Hunt Transport Services, Inc.	9,359	1,463,935
Landstar System, Inc.	3,772	544,563
Lyft, Inc., Class A *	34,632	456,103
Old Dominion Freight Line, Inc.	6,332	1,575,212
Uber Technologies, Inc. *	3,710	98,315
		4,138,128
Semiconductors & Semiconductor Equipment - 4.5%
Allegro MicroSystems, Inc. *	2,667	58,274
Analog Devices, Inc.	8,499	1,184,251
Enphase Energy, Inc. *	9,252	2,567,152
Entegris, Inc.	2,928	243,083
Intel Corp.	13,345	343,901
KLA Corp.	691	209,117
Lam Research Corp.	492	180,072
Lattice Semiconductor Corp. *	31,702	1,560,055
Microchip Technology, Inc.	6,804	415,248
Monolithic Power Systems, Inc.	4,063	1,476,494
ON Semiconductor Corp. *	5,544	345,558

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
Semtech Corp. *	11,641	$342,362
Silicon Laboratories, Inc. *	3,657	451,420
Teradyne, Inc.	10,681	802,677
		10,179,664
Software - 15.1%
Adobe, Inc. *	1,378	379,226
Alteryx, Inc., Class A *	3,702	206,720
ANSYS, Inc. *	4,599	1,019,598
AppLovin Corp., Class A *	1,344	26,195
Avalara, Inc. *	6,040	554,472
Box, Inc., Class A *	7,159	174,608
Cadence Design Systems, Inc. *	23,493	3,839,461
Ceridian HCM Holding, Inc. *	20,072	1,121,623
Citrix Systems, Inc.	4,081	424,424
Confluent, Inc., Class A *	5,251	124,816
Coupa Software, Inc. *	5,425	318,990
Crowdstrike Holdings, Inc., Class A *	18,240	3,006,134
Datadog, Inc., Class A *	16,724	1,484,757
DocuSign, Inc. *	22,168	1,185,323
Dropbox, Inc., Class A *	3,381	70,054
Dynatrace, Inc. *	19,647	683,912
Elastic NV *	5,228	375,057
Fair Isaac Corp. *	1,156	476,284
Fortinet, Inc. *	37,970	1,865,466
HubSpot, Inc. *	4,884	1,319,266
Jamf Holding Corp. *	2,489	55,156
Manhattan Associates, Inc. *	8,542	1,136,342
Microsoft Corp.	161	37,497
New Relic, Inc. *	2,043	117,227
Nutanix, Inc., Class A *	9,117	189,907
Palantir Technologies, Inc., Class A *	115,555	939,462
Paycom Software, Inc. *	5,423	1,789,536
Paylocity Holding Corp. *	4,369	1,055,463
PTC, Inc. *	8,102	847,469
Rapid7, Inc. *	533	22,866
RingCentral, Inc., Class A *	26,786	1,070,369
Salesforce, Inc. *	800	115,072
SentinelOne, Inc., Class A *	3,280	83,837
ServiceNow, Inc. *	983	371,191
Smartsheet, Inc., Class A *	7,095	243,784
Splunk, Inc. *	16,816	1,264,563
Synopsys, Inc. *	9,253	2,826,884
Teradata Corp. *	2,858	88,769
Unity Software, Inc. *	2,141	68,212
Zendesk, Inc. *	8,551	650,731
Zoom Video Communications, Inc., Class A *	7,122	524,108
Zscaler, Inc. *	11,010	1,809,714
		33,964,545

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/ Principal	Fair Value

Specialty Retail - 4.4%
AutoNation, Inc. *	7,297	$743,345
AutoZone, Inc. *	1,649	3,532,043
Best Buy Co., Inc.	10,662	675,331
Carvana Co. *	3,123	63,397
Five Below, Inc. *	383	52,728
Penske Automotive Group, Inc.	2,559	251,882
Tractor Supply Co.	9,969	1,853,038
Ulta Beauty, Inc. *	5,035	2,019,992
Williams-Sonoma, Inc.	5,138	605,513
		9,797,269
Technology Hardware, Storage & Peripherals - 1.6%
Dell Technologies, Inc., Class C	12,427	424,631
Hewlett Packard Enterprise Co.	19,076	228,530
HP, Inc.	37,054	923,386
NetApp, Inc.	19,005	1,175,459
Pure Storage, Inc., Class A *	27,758	759,736
		3,511,742
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. *	460	31,584
Deckers Outdoor Corp. *	391	122,231
Lululemon Athletica, Inc. *	10,838	3,029,871
Ralph Lauren Corp.	983	83,486
		3,267,172
Trading Companies & Distributors - 2.4%
SiteOne Landscape Supply, Inc. *	7,489	779,905
United Rentals, Inc. *	4,853	1,310,892
WESCO International, Inc. *	6,609	788,982
WW Grainger, Inc.	5,169	2,528,623
		5,408,402
Total Common Stocks
(Cost - $242,069,470)		222,026,660
Rights - 0.0%†
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, CVR*	107	54
Total Rights
(Cost - $0)		598
Warrants - 0.0%†
Chord Energy Corp., expires 12/31/25*	24	1,524
Parker Drilling Co., expires 9/16/24*	20	1
Valaris Ltd., expires 12/31/28*	61	493
Total Warrants
(Cost - $744)		2,018
Short-Term Investments - 1.3%
Money Market Funds - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(a) (Cost - $2,896,851)	2,896,851	2,896,851

	Shares/ Principal	Fair Value

Total Investments - 100.0%
(Cost - $244,967,065)		$224,926,127
Other Assets Less Liabilities - Net (0.0)%†		(43,982)
Total Net Assets - 100.0%		$224,882,145

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.
CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	17	12/16/2022	$3,061,275	$(338,905)